Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 204	€ 204
Total	€ 204	€ 204